Commitments and Contingencies (Projected Annual Minimum Rental Commitments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 15,470
2015	15,644
2016	14,740
2017	14,010
2018	13,040
Thereafter	86,575
Projected annual minimum rental commitments	$ 159,479